Collaborative Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangements

17. Collaborative Arrangements

Cooperative Research and Development Agreement

In August 2020, the Company entered into a Cooperative Research and Development Agreement (“CRADA”) with Triad National Security, LLC (“TRIAD”), Alliance for Sustainable Energy LLC (“ASE”), and Brookhaven Science Associates (“BSA”). The purpose of this project is to build a fuel cell prototype that moves this technology closer to commercial readiness which was sanctioned by the Los Alamos National Laboratory and the National Renewable Energy Laboratory. The Government’s estimated total contribution, which is provided through TRIAD’s, ASE’s, and BSA’s respective contracts with the Department of Energy is $1.2 million, subject to available funding. As a part of the CRADA, the Company is required to contribute $1.2 million in cash and $0.6 million of in-kind contributions, such as personnel salaries. The cash payments are capitalized and amortized on a straight-line basis over the life of the contract. In-kind contributions are expensed as incurred. To date, the Company has not recognized any revenue from the CRADA. In December 2022, the term of the agreement was extended until March 3, 2024. In January 2024, the term of the agreement was extended until September 3, 2024.

Expenses from Collaborative Arrangements

For the three and six months ended June 30, 2024, an amount of $0.1 million and $0.1 million has been recognized in research and development expenses on the unaudited condensed consolidated statements of operations, respectively.

18. Collaborative Arrangements

Cooperative Research and Development Agreement

In August 2020, the Company entered into a Cooperative Research and Development Agreement (“CRADA”) with Triad National Security, LLC (“TRIAD”), Alliance for Sustainable Energy LLC (“ASE”), and Brookhaven Science Associates (“BSA”). The purpose of this project is to build a fuel cell prototype that moves this technology closer to commercial readiness which was sanctioned by the Los Alamos National Laboratory and the National Renewable Energy Laboratory. The Government’s estimated total contribution, which is provided through TRIAD’s, ASE’s, and BSA’s respective contracts with the Department of Energy is $1.2 million, subject to available funding. As a part of the CRADA, the Company is required to contribute $1.2 million in cash and $0.6 million of in-kind contributions, such as personnel salaries. The cash payments are capitalized and amortized on a straight-line basis over the life of the contract. In-kind contributions are expensed as incurred. To date, the Company has not recognized any revenue from the CRADA. In December 2022, the term of the agreement was extended until March 3, 2024. In January 2024, the term of the agreement was extended until September 3, 2024.

Expenses from Collaborative Arrangements

For the years ended December 31, 2024 and 2023 an amount of $0.1 million and $1.6 million, respectively, has been recognized in research and development expenses line on the consolidated statements of operations.